The Gabelli Utilities Fund

Schedule of Investments — March 31, 2020 (Unaudited)

Shares	Market Value

	COMMON STOCKS — 98.3%
	ENERGY AND UTILITIES — 78.9%
	Alternative Energy — 0.8%
370,000	Algonquin Power & Utilities Corp.	$4,982,235
2,000	Landis+Gyr Group AG	138,390
99,363	NextEra Energy Partners LP	4,272,609
70,000	Ormat Technologies Inc.	4,736,200
10,000	Siemens Gamesa Renewable Energy SA	151,428
37,100	TerraForm Power Inc., Cl. A	585,067

		14,865,929

	Electric Integrated — 52.9%
302,000	ALLETE Inc.	18,325,360
174,000	Alliant Energy Corp.	8,402,460
545,000	Ameren Corp.	39,692,350
685,000	American Electric Power Co. Inc.	54,786,300
7,000	Atlantic Power Corp.†	14,972
190,000	Avangrid Inc.	8,318,200
236,000	Avista Corp.	10,027,640
434,000	Black Hills Corp.	27,789,020
61,000	CMS Energy Corp.	3,583,750
458,495	Dominion Energy Inc.	33,098,754
17,000	DTE Energy Co.	1,614,490
290,000	Duke Energy Corp.	23,455,200
455,000	Edison International	24,929,450
872,145	El Paso Electric Co.	59,270,974
7,400	Entergy Corp.	695,378
1,145,000	Evergy Inc.	63,032,250
790,000	Eversource Energy	61,785,900
345,000	Exelon Corp.	12,699,450
380,000	FirstEnergy Corp.	15,226,600
190,000	Fortis Inc., Toronto	7,327,009
914,000	Hawaiian Electric Industries Inc.	39,347,700
42,500	IDACORP Inc.	3,731,075
305,500	MGE Energy Inc.	20,001,085
586,700	NextEra Energy Inc.	141,171,754
265,000	NiSource Inc.	6,617,050
428,000	NorthWestern Corp.	25,607,240
785,000	OGE Energy Corp.	24,123,050
688,000	Otter Tail Corp.	30,588,480
320,000	Pinnacle West Capital Corp.	24,252,800
1,640,819	PNM Resources Inc.	62,351,122
6,500	Portland General Electric Co.	311,610
572,000	PPL Corp.	14,116,960
190,000	Public Service Enterprise Group Inc.	8,532,900
430,000	The Southern Co.	23,280,200
51,125	Unitil Corp.	2,674,860
594,000	WEC Energy Group Inc.	52,349,220
420,000	Xcel Energy Inc.	25,326,000

		978,458,613

	Electric Transmission and Distribution — 0.6%
67,000	Consolidated Edison Inc.	5,226,000

Shares	Market Value

360,000	Red Electrica Corp. SA	$6,497,629
3,400	Uniper SE	84,334

		11,807,963

	Global Utilities — 2.2%
10,000	AES Tiete Energia SA	24,923
40,000	Chubu Electric Power Co. Inc.	567,124
20,000	E.ON SE	208,250
5,000	EDP - Energias de Portugal SA, ADR	203,950
200,000	Electric Power Development Co. Ltd.	4,051,151
20,800	Electricite de France SA	164,849
205,000	Emera Inc.	8,084,630
35,000	Enagas SA	698,495
100,000	Endesa SA	2,147,348
270,000	Enel SpA	1,887,648
75,000	Equinor ASA	946,116
4,000	EuroSite Power Inc.†	420
560,000	Hera SpA	2,018,396
60,000	Hokkaido Electric Power Co. Inc.	261,149
40,000	Hokuriku Electric Power Co.	281,609
180,000	Huaneng Power International Inc., ADR	2,592,000
50,000	Iberdrola SA, ADR	1,945,375
446,296	Iberdrola SA, Aquis	4,422,106
405,000	Korea Electric Power Corp., ADR†	3,057,750
105,000	Kyushu Electric Power Co. Inc.	848,593
32,000	Shikoku Electric Power Co. Inc.	254,155
2,000	Snam SpA	9,273
24,000	The Chugoku Electric Power Co. Inc.	336,591
305,000	The Kansai Electric Power Co. Inc.	3,413,787
55,000	The Tokyo Electric Power Co. Holdings Inc.†	192,839
160,000	Tohoku Electric Power Co. Inc.	1,549,035

		40,167,562

	Merchant Energy — 2.5%
120,000	NRG Energy Inc.	3,271,200
3,140,000	The AES Corp.	42,704,000

		45,975,200

	Natural Gas Integrated — 5.5%
6,000	Apache Corp.	25,080
25,000	Atlas Energy Group LLC†	300
47,000	Devon Energy Corp.	324,770
630,000	Energy Transfer LP	2,898,000
138,000	Hess Corp.	4,595,400
285,000	Kinder Morgan Inc.	3,967,200
1,847,200	National Fuel Gas Co.	68,882,088
518,000	ONEOK Inc.	11,297,580
362,000	UGI Corp.	9,654,540

		101,644,958

	Natural Gas Utilities — 8.0%
350,000	AltaGas Canada Inc.	8,331,557
80,000	Atmos Energy Corp.	7,938,400

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares	Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Utilities (Continued)
94,000	CenterPoint Energy Inc.	$1,452,300
43,500	Chesapeake Utilities Corp.	3,728,385
6,000	CONSOL Energy Inc.†	22,140
388,800	Corning Natural Gas Holding Corp.(a)	6,452,136
100,000	Gulf Coast Ultra Deep Royalty Trust	1,650
25,000	Italgas SpA	137,559
125,000	National Grid plc	1,469,711
40,000	National Grid plc, ADR	2,330,800
14,000	New Jersey Resources Corp.	475,580
433,000	Northwest Natural Holding Co.	26,737,750
143,000	ONE Gas Inc.	11,957,660
74,000	RGC Resources Inc.	2,140,820
140,000	South Jersey Industries Inc.	3,500,000
907,000	Southwest Gas Holdings Inc.	63,090,920
119,000	Spire Inc.	8,863,120

		148,630,488

	Natural Resources — 1.3%
15,000	Alliance Resource Partners LP	46,500
147,000	BP plc, ADR	3,585,330
14,058	California Resources Corp.†	14,058
367,000	Cameco Corp.	2,803,880
55,000	CNX Resources Corp.†	292,600
15,084	Diamondback Energy Inc.	395,201
710,000	Mueller Industries Inc.	16,997,400
45,000	Tullow Oil plc	5,995

		24,140,964

	Services — 0.9%
570,000	Enbridge Inc.	16,581,300
25,000	Halliburton Co.	171,250
34,000	MDU Resources Group Inc.	731,000

		17,483,550

	Water — 3.5%
8,000	American States Water Co.	653,920
112,000	American Water Works Co. Inc.	13,390,720
5,000	California Water Service Group	251,600
16,000	Consolidated Water Co. Ltd.	262,400
520,000	Essential Utilities Inc.	21,164,000
20,000	Middlesex Water Co.	1,202,400
545,000	Severn Trent plc	15,434,299
143,000	SJW Group	8,261,110
87,000	The York Water Co.	3,781,020
50,000	United Utilities Group plc, ADR	1,117,000

		65,518,469

	Diversified Industrial — 0.5%
4,000	AECOM†	119,400
45,000	AZZ Inc.	1,265,400
95,000	ITT Inc.	4,309,200

Shares	Market Value

415,975	Mueller Water Products Inc., Cl. A	$3,331,960
23,000	Park-Ohio Holdings Corp.	435,620

		9,461,580

	Environmental Services — 0.2%
50,000	Covanta Holding Corp.	427,500
7,500	Pentair plc	223,200
4,500	Tetra Tech Inc.	317,790
80,000	Veolia Environnement SA	1,718,319

		2,686,809

	TOTAL ENERGY AND UTILITIES	1,460,842,085

	COMMUNICATIONS — 14.3%
	Business Services — 0.1%
1,650,000	Clear Channel Outdoor Holdings Inc.†	1,056,000

	Cable and Satellite — 3.5%
35,000	Charter Communications Inc., Cl. A†	15,270,850
27,000	Cogeco Communications Inc.	1,831,656
72,000	Cogeco Inc.	4,444,937
37,000	Comcast Corp., Cl. A	1,272,060
530,000	DISH Network Corp., Cl. A†	10,594,700
308,000	EchoStar Corp., Cl. A†	9,846,760
344,366	Liberty Global plc, Cl. A†	5,685,483
588,000	Liberty Global plc, Cl. C†	9,237,480
80,000	Liberty Latin America Ltd., Cl. A†	841,600
147,000	Liberty Latin America Ltd., Cl. C†	1,508,220
85,000	Rogers Communications Inc., Cl. B	3,530,050
12,000	Shaw Communications Inc., Cl. B	194,400
50,000	Tokyo Broadcasting System Holdings Inc.	699,372

		64,957,568

	Telecommunications — 8.2%
12,000	AT&T Inc.	349,800
552,000	BCE Inc.	22,554,720
800,000	CenturyLink Inc.	7,568,000
500,000	Cincinnati Bell Inc.†	7,320,000
70,000	Deutsche Telekom AG	912,077
550,000	Deutsche Telekom AG, ADR†	7,117,000
1,440,000	Koninklijke KPN NV	3,455,873
10,000	Koninklijke KPN NV, ADR	23,600
142,000	Loral Space & Communications Inc.†	2,307,500
580,000	Nippon Telegraph & Telephone Corp.	13,892,490
2,200	Orange Belgium SA	38,919
330,000	Orascom Investment Holding, GDR†	17,160
60,000	Pharol SGPS SA†	4,513
220,000	Pharol SGPS SA, ADR†	17,578
26,000	PLDT Inc., ADR	534,560
105,000	Proximus SA	2,416,841
2,000	PT Indosat Tbk†	191
2,300,000	Singapore Telecommunications Ltd.	4,110,177
125,060	Sistema PJSC FC, GDR	415,199
121,000	Swisscom AG, ADR	6,491,650

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares	Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Telecommunications (Continued)
10,000	Tele2 AB, Cl. B	$134,849
115,000	Telecom Italia SpA, ADR†	455,400
208,000	Telefonica Brasil SA, ADR	1,982,240
130,000	Telefonica Deutschland Holding AG	323,889
500,000	Telefonica SA, ADR	2,285,000
1,000,000	Telekom Austria AG	7,003,419
335,000	Telenet Group Holding NV	10,138,304
538,000	Telephone & Data Systems Inc.	9,016,880
60,000	Telesites SAB de CV†	39,279
1,200,000	VEON Ltd., ADR	1,812,000
715,000	Verizon Communications Inc.	38,416,950

		151,156,058

	Wireless Communications — 2.5%
50,000	America Movil SAB de CV, Cl. L, ADR	589,000
17,000	ATN International Inc.	998,070
72,000	China Mobile Ltd., ADR	2,712,240
60,000	China Unicom Hong Kong Ltd., ADR	352,800
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	33
80,000	Millicom International Cellular SA	2,272,000
215,000	Millicom International Cellular SA, SDR	6,076,694
6,000	Mobile TeleSystems PJSC, ADR	45,600
461,000	NTT DOCOMO Inc.	14,478,465
135,000	SK Telecom Co. Ltd., ADR	2,196,450
400	SmarTone Telecommunications Holdings Ltd.	235
35,000	TIM Participacoes SA, ADR	425,600
340,000	Turkcell Iletisim Hizmetleri A/S, ADR	1,581,000
348,000	United States Cellular Corp.†	10,192,920
371,000	Vodafone Group plc, ADR	5,108,670

		47,029,777

	TOTAL COMMUNICATIONS	264,199,403

	OTHER — 5.1%
	Aerospace — 0.3%
1,500,000	Rolls-Royce Holdings plc	6,345,874

	Building and Construction — 0.3%
12,000	Acciona SA	1,288,409
160,000	Johnson Controls International plc	4,313,600

		5,602,009

	Business Services — 0.2%
100,000	Macquarie Infrastructure Corp.	2,525,000
17,500	Vectrus Inc.†	724,675

		3,249,675

	Consumer Products — 0.0%
10,000	Essity AB, Cl. A	306,291

Shares	Market Value

	Diversified Industrial — 0.1%
1,000	Alstom SA	$42,065
40,000	Bouygues SA	1,178,780
5,000	Donaldson Co. Inc.	193,150
140,000	Twin Disc Inc.†	977,200

		2,391,195

	Electronics — 0.9%
50,000	Corning Inc.	1,027,000
9,000	Keysight Technologies Inc.†	753,120
300	Roper Technologies Inc.	93,543
238,000	Sony Corp., ADR	14,084,840

		15,958,503

	Entertainment — 0.2%
535,000	Grupo Televisa SAB, ADR	3,103,000

	Financial Services — 0.2%
168,000	Kinnevik AB, Cl. A	2,802,109
35,000	Kinnevik AB, Cl. B	584,126

		3,386,235

	Health Care — 0.0%
12,000	Tsumura & Co.	307,129

	Machinery — 1.7%
108,000	Astec Industries Inc.	3,776,760
50,000	Flowserve Corp.	1,194,500
79,000	The Gorman-Rupp Co.	2,465,590
368,000	Xylem Inc.	23,967,840

		31,404,690

	Metals and Mining — 0.2%
110,000	Freeport-McMoRan Inc.	742,500
19,000	Haynes International Inc.	391,590
17,000	Vulcan Materials Co.	1,837,190

		2,971,280

	Transportation — 1.0%
306,600	GATX Corp.	19,180,896

	TOTAL OTHER	94,206,777

	TOTAL COMMON STOCKS	1,819,248,265

	CLOSED-END FUNDS — 0.0%
40,000	Altaba Inc., Escrow†	830,000

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Utilities — 0.1%
54,000	Corning Natural Gas Holding Corp., 4.800%, Ser. B (a)	1,134,000

The Gabelli Utilities Fund

Schedule of Investments (Continued) — March 31, 2020 (Unaudited)

Shares	Market Value

	CONVERTIBLE PREFERRED STOCKS (Continued)
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
20,750	Cincinnati Bell Inc., 6.750%, Ser. B	$914,038

	TOTAL CONVERTIBLE PREFERRED STOCKS	2,048,038

	WARRANTS — 0.0%
	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 11/30/20†(b)	467,200

Principal Amount
	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
$1,200,000	Mueller Industries Inc., 6.000%, 03/01/27	1,093,251

	U.S. GOVERNMENT OBLIGATIONS — 1.5%
26,530,000	U.S. Treasury Bills, 0.020% to 1.633%††, 04/16/20 to 07/30/20	26,524,867

	TOTAL INVESTMENTS — 100.0%
	(Cost $1,214,923,000)	$1,850,211,621

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

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